Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities that are measured on a recurring basis
	Fair Value Measurements Using Inputs Considered as:
March 31, 2023	Fair Value	Level 1	Level 2	Level 3
Liabilities:
Warrant liability	$311	$302	$9	$-
Total liabilities	$311	$302	$9	$-

	Fair Value Measurements Using Inputs Considered as:
December 31, 2022	Fair Value	Level 1	Level 2	Level 3
Liabilities:
Warrant liability	$311	$302	$9	$-
Total liabilities	$311	$302	$9	$-

	Fair Value Measurements Using Inputs Considered as:
December 31, 2022	Fair Value	Level 1	Level 2	Level 3
Liabilities:
Warrant liability	$311	$302	$9	$-
Total liabilities	$311	$302	$9	$-
	Fair Value Measurements Using Inputs Considered as:
December 31, 2021	Fair Value	Level 1	Level 2	Level 3
Liabilities:
2021 Bridge Debentures	$32,203	$-	$-	$32,203
Total liabilities	$32,203	$-	$-	$32,203

Schedule of changes in level 3 liabilities measured at fair value on a recurring basis
	2022 Bridge Debentures	2021 Bridge Debentures	Total
Debt Issuance	$-	$10,500	$10,500
Losses included in Net Income	-	21,703	21,703
Balance, December 31, 2021	-	32,203	32,203
Debt Issuance	28,000	-	28,000
Losses included in Net Income	21,543	6,637	28,180
Balance at Conversion	49,543	38,840	88,383
Transfer out	(49,543)	(38,840)	(88,383)
Balance, December 31, 2022	$-	$-	$-